Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 72,087,500.00
Total Fee Amount	9,955.28
Total Offset Amount	0.00
Net Fee	$ 9,955.28
Offering Table N/A
Offset Table N/A	N/A